Consolidated statements of loss and comprehensive loss - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Revenue
Product sales	$ (2,338,949)	$ 1,593,563	$ 9,574,620	$ 2,682,531
Recycling services	372,510	115,560	950,134	301,216
Revenue	(1,966,439)	1,709,123	10,524,754	2,983,747
Expenses
Employee salaries and benefits	9,525,996	3,476,995	28,633,550	7,722,475
Professional fees	4,184,457	1,216,310	10,618,212	4,218,362
Share-based compensation	3,998,966	298,489	13,675,130	1,307,874
Raw materials and supplies	3,571,752	1,109,582	6,802,193	2,003,939
Office, administrative and travel	5,293,879	431,881	11,287,158	1,053,766
Depreciation	2,969,337	697,604	6,790,188	1,830,603
Research and development	514,769	576,551	1,384,635	1,928,582
Freight and shipping	671,358	155,456	1,469,203	587,953
Plant facilities	1,073,881	227,942	2,494,919	676,278
Marketing	661,749	160,479	1,858,324	465,269
Change in finished goods inventory	81,820	(475,862)	82,807	(1,120,755)
Expenses by nature	32,547,964	7,875,427	85,096,319	20,674,346
Loss from operations	(34,514,403)	(6,166,304)	(74,571,565)	(17,690,599)
Other (income) expense
Fair value (gain) loss on financial instruments	(8,567,022)	508,850	(62,300,143)	2,433,196
Interest expense	3,533,007	437,163	9,725,534	932,497
Foreign exchange (gain) loss	51,691	(214,496)	180,534	536,216
Interest income	(2,010,423)	(503)	(2,557,099)	(1,725)
Other (income) expense	(6,992,747)	731,014	(54,951,174)	3,900,184
Net loss before taxes	(27,521,656)	(6,897,318)	(19,620,391)	(21,590,783)
Income tax	0	0	5,000	0
Net loss	(27,521,656)	(6,897,318)	(19,625,391)	(21,590,783)
Shareholders of Li-Cycle Holdings Corp.	(27,479,280)	(6,897,318)	(19,559,341)	(21,590,783)
Non-controlling interest	$ (42,376)	$ 0	$ (66,050)	$ 0
Loss per common share - basic (in dollars per share)	$ (0.16)	$ (0.07)	$ (0.12)	$ (0.23)
Loss per common share - diluted (in dollars per share)	$ (0.16)	$ (0.07)	$ (0.12)	$ (0.23)